Investment Securities [Text Block] (Tables)	6 Months Ended
Sep. 30, 2016
Text Block [Abstract]
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Available-for-sale Securities and Held-to-maturity Securities [Table Text Block]

At March 31, 2016:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥28,427,163	¥701,250		¥572		¥29,127,841
Japanese prefectural and municipal bonds	441,720	13,362		84		454,998
Foreign governments and official institutions bonds	2,046,787	28,850		1,569		2,074,068
Corporate bonds	998,616	25,388		724		1,023,280
Residential mortgage-backed securities	898,381	292		11,921		886,752
Commercial mortgage-backed securities	192,585	618		3,074		190,129
Asset-backed securities	1,669,114	1,969		4,301		1,666,782
Other debt securities(1)	180,322	4,657		2,194		182,785
Marketable equity securities	2,660,045	3,000,018		40,467		5,619,596

Total	¥37,514,733	¥3,776,404		¥64,906		¥41,226,231

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,101,107	¥58,008		¥—		¥1,159,115
Foreign governments and official institutions bonds	89,335	1,344		424		90,255
Corporate bonds	200	—		—		200
Residential mortgage-backed securities	938,505	5,899	(2)	4,923	(3)	939,481
Commercial mortgage-backed securities	201,126	5,551		638	(3)	206,039
Asset-backed securities	1,536,395	8,771		9,008		1,536,158

Total	¥3,866,668	¥79,573		¥14,993		¥3,931,248

Notes:	(1)	Other debt securities in the table above include ¥168,678 million of private placement debt conduit bonds.
	(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated other comprehensive income (loss) (“Accumulated OCI”) in the accompanying condensed consolidated balance sheets were ¥229 million at March 31, 2016 and are not included in the table above.
	(3)	MUFG Americas Holdings Corporation (“MUAH”) reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥6,183 million and ¥8,748 million, respectively, at March 31, 2016 and are not included in the table above.

At September 30, 2016:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥25,825,939	¥677,316		¥2,061		¥26,501,194
Japanese prefectural and municipal bonds	753,690	14,416		39		768,067
Foreign governments and official institutions bonds	1,792,573	28,435		640		1,820,368
Corporate bonds	1,025,901	23,035		524		1,048,412
Residential mortgage-backed securities	949,432	5,147		510		954,069
Commercial mortgage-backed securities	154,826	5,731		59		160,498
Asset-backed securities	1,278,328	3,806		3,418		1,278,716
Other debt securities(1)	151,087	4,090		2,035		153,142
Marketable equity securities	2,639,521	2,781,326		10,929		5,409,918

Total	¥34,571,297	¥3,543,302		¥20,215		¥38,094,384

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,101,015	¥60,481		¥—		¥1,161,496
Foreign governments and official institutions bonds	53,863	2,245		—		56,108
Corporate bonds	151	—		—		151
Residential mortgage-backed securities	836,173	21,010	(2)	100	(3)	857,083
Commercial mortgage-backed securities	169,143	9,881		15	(3)	179,009
Asset-backed securities	1,292,572	4,534		5,114		1,291,992

Total	¥3,452,917	¥98,151		¥5,229		¥3,545,839

Notes:	(1)	Other debt securities in the table above include ¥143,772 million of private placement debt conduit bonds.
	(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥170 million at September 30, 2016 and are not included in the table above.
	(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥4,736 million and ¥6,958 million, respectively, at September 30, 2016 and are not included in the table above.

Amortized Cost and Fair Value by Contractual Maturity [Table Text Block]

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥209	¥209	¥11,205,683
Due from one year to five years	112,336	116,257	9,682,155
Due from five years to ten years	2,156,280	2,224,022	6,059,212
Due after ten years	1,184,092	1,205,351	5,737,416

Total	¥3,452,917	¥3,545,839	¥32,684,466

Investments by Length and Category in Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2016:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥4,210,052	¥572	¥—	¥—	¥4,210,052	¥572	53
Japanese prefectural and municipal bonds	36,613	84	—	—	36,613	84	19
Foreign governments and official institutions bonds	277,903	1,152	35,577	417	313,480	1,569	59
Corporate bonds	55,166	387	29,218	337	84,384	724	182
Residential mortgage-backed securities	570,638	6,957	279,258	4,964	849,896	11,921	402
Commercial mortgage-backed securities	139,358	2,911	7,860	163	147,218	3,074	137
Asset-backed securities	268,896	1,554	155,612	2,747	424,508	4,301	149
Other debt securities	14,474	432	76,212	1,762	90,686	2,194	36
Marketable equity securities	301,806	39,601	4,012	866	305,818	40,467	120

Total	¥5,874,906	¥53,650	¥587,749	¥11,256	¥6,462,655	¥64,906	1,157

Held-to-maturity securities:
Debt securities:
Foreign governments and official institutions bonds	¥23,698	¥424	¥—	¥—	¥23,698	¥424	4
Residential mortgage-backed securities	397,672	4,760	205,644	163	603,316	4,923	227
Commercial mortgage-backed securities	23,735	155	172,241	483	195,976	638	31
Asset-backed securities	680,621	4,756	381,783	4,252	1,062,404	9,008	46

Total	¥1,125,726	¥10,095	¥759,668	¥4,898	¥1,885,394	¥14,993	308

	Less than 12 months		12 months or more		Total
At September 30, 2016:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥4,355,844	¥2,061	¥—	¥—	¥4,355,844	¥2,061	23
Japanese prefectural and municipal bonds	24,244	39	—	—	24,244	39	9
Foreign governments and official institutions bonds	139,053	332	80,643	308	219,696	640	45
Corporate bonds	64,573	239	35,727	285	100,300	524	101
Residential mortgage-backed securities	99,675	73	93,805	437	193,480	510	138
Commercial mortgage-backed securities	981	1	5,982	58	6,963	59	15
Asset-backed securities	225,823	1,195	136,256	2,223	362,079	3,418	160
Other debt securities	22,885	712	44,167	1,323	67,052	2,035	29
Marketable equity securities	217,716	10,370	4,700	559	222,416	10,929	152

Total	¥5,150,794	¥15,022	¥401,280	¥5,193	¥5,552,074	¥20,215	672

Held-to-maturity securities:
Debt securities:
Residential mortgage-backed securities	¥10,079	¥89	¥161,737	¥11	¥171,816	¥100	91
Commercial mortgage-backed securities	5,459	3	150,865	12	156,324	15	28
Asset-backed securities	568,959	2,223	526,394	2,891	1,095,353	5,114	49

Total	¥584,497	¥2,315	¥838,996	¥2,914	¥1,423,493	¥5,229	168

Roll-forward of Credit Loss Component Recognized in Earnings [Table Text Block]

	Six months ended September 30,
	2015	2016
	(in millions)
Balance at beginning of period	¥8,814	¥6,691

Additions:
Initial credit impairments	1,183	35
Subsequent credit impairments	40	22

Reductions:
Securities sold or matured	(1,894)	(939)

Balance at end of period	¥8,143	¥5,809